STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Jul. 28, 2021	Jul. 13, 2021	Aug. 28, 2020	Jul. 10, 2020	Jul. 07, 2020	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2025	Jun. 04, 2024	May 05, 2023	Jul. 27, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock						$ 1,212,370	$ 1,828,263
Stock issuance cost						$ 43,569	$ 58,230
Capital stock, shares authorized									9,000,000,000	7,000,000,000
Common stock shares authorized						8,990,000,000	8,990,000,000		8,990,000,000	6,990,000,000
Preferred stock, shares authorized						10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value						$ 0.001	$ 0.001
Warrant term						15 years
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise						162
Warrant exercise, description						During every 1 (one) year period, starting on the day that is the Lock Up Period Termination Date, the Holder shall have the right to exercise the Remainder of the Warrant up to a maximum number of Remaining Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company during such given year (“Leak-Out Period”). The Leak-Out Period shall come into effect on the day that is the Lock Up Period Termination Date and remain effective on a yearly basis, for a period of 10 (ten) years thereafter, after which the Leak-Out Period will automatically terminate and become null and void. For clarity purposes the Remainder of the Warrant shall become freely exercisable at any time or times beginning on June 29, 2034, and until the Termination Date
Remaining Warrant Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Lock up of warrants						3,074
Lock up period of warrants						36 months
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						50,000	50,000
Preferred stock, par value						$ 0.001	$ 0.001
Preferred stock shares issued						2,500	2,500
Preferred stock shares outstanding						2,500	2,500
Series C Preferred Stock [Member] | Amendment Certificates Of Designation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					50,000
Preferred stock, voting rights					The holders of Series C Preferred Stock have no conversion rights and no dividend rights. For so long as any shares of the Series C Preferred Stock remain issued and outstanding, the Holder thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to sixty-seven (67%) percent of the total vote
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						4,570	4,570
Preferred stock, par value						$ 0.001	$ 0.001
Preferred stock shares issued						1,334	1,334
Preferred stock shares outstanding						1,334	1,334
Purchase of warrants						3,236	3,236
Series D Preferred Stock [Member] | Mr Conway [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares			1,333
Series D Preferred Stock [Member] | Chis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of purchased shares		18,667
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member] | PCTI [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares				18,667
Series D Preferred Stock [Member] | Series D Amendment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											4,570
Preferred stock, convertible, conversion price											$ 1.5
Series D Preferred Stock [Member] | Series DSPA [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of preferred stock and preference stock	$ 13,200,000
Purchase of warrants	3,236
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						3,000	3,000
Preferred stock, par value						$ 0.001	$ 0.001
Preferred stock shares issued						0	0
Preferred stock shares outstanding						0	0
Series E Preferred Stock [Member] | Certificates of Designation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					3,000
Preferred stock, redemption amount					$ 1,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital stock, shares authorized								16,000,000,000
Common stock shares authorized								15,990,000,000
Preferred stock, shares authorized								10,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of common stock sold, net of issuance costs, shares						1,604,508,342	710,238,051
Issuance of common stock						$ 1,212,370	$ 1,828,263
Stock issuance cost						$ 43,569	$ 58,230